Schedule of Investments (unaudited)	iShares® JPX-Nikkei 400 ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
AZ-COM MARUWA Holdings Inc.	900	$12,119
Mitsui-Soko Holdings Co. Ltd.	900	21,913
Nippon Express Holdings Inc.	1,800	101,535
Sankyu Inc.	900	29,789
SBS Holdings Inc.	900	20,001
Senko Group Holdings Co. Ltd.	2,700	19,434
SG Holdings Co. Ltd.	9,900	141,216
Yamato Holdings Co. Ltd.	7,200	130,506
		476,513
Automobile Components — 2.6%
Aisin Corp.	4,500	138,964
Bridgestone Corp.	17,100	702,497
Denso Corp.	10,800	728,483
Koito Manufacturing Co. Ltd.	6,300	114,327
Nifco Inc./Japan	1,800	53,516
Niterra Co. Ltd.	3,600	72,229
Sumitomo Electric Industries Ltd.	18,900	231,566
Sumitomo Rubber Industries Ltd.	5,400	52,489
Toyo Tire Corp.	2,700	35,856
Toyoda Gosei Co. Ltd.	1,800	34,196
Toyota Boshoku Corp.	2,700	48,326
TS Tech Co. Ltd.	2,700	34,146
Yokohama Rubber Co. Ltd. (The)	2,700	59,317
		2,305,912
Automobiles — 4.1%
Honda Motor Co. Ltd.	43,200	1,308,695
Isuzu Motors Ltd.	15,300	185,608
Subaru Corp.	17,100	322,057
Suzuki Motor Corp.	9,900	359,002
Toyota Motor Corp.	79,220	1,273,230
Yamaha Motor Co. Ltd.	8,100	232,860
		3,681,452
Banks — 6.1%
Aozora Bank Ltd.	3,600	66,938
Chiba Bank Ltd. (The)	14,400	87,324
Concordia Financial Group Ltd.	28,800	112,604
Fukuoka Financial Group Inc.	4,500	93,008
Mebuki Financial Group Inc.	26,100	61,923
Mitsubishi UFJ Financial Group Inc.	204,300	1,505,910
Mizuho Financial Group Inc.	75,650	1,156,346
Resona Holdings Inc.	65,700	314,570
Seven Bank Ltd.	18,900	37,125
Shinsei Bank Ltd.	1,800	35,171
Sumitomo Mitsui Financial Group Inc.	37,800	1,620,086
Sumitomo Mitsui Trust Holdings Inc.	9,904	351,350
		5,442,355
Beverages — 1.1%
Asahi Group Holdings Ltd.	11,700	453,958
Kirin Holdings Co. Ltd.	23,400	341,703
Suntory Beverage & Food Ltd.	3,600	130,506
Takara Holdings Inc.	3,600	29,309
		955,476
Biotechnology — 0.1%
PeptiDream Inc.(a)	2,700	40,531
Takara Bio Inc.	1,800	20,674
		61,205
Security	Shares	Value

Building Products — 1.9%
AGC Inc.	5,400	$194,270
Daikin Industries Ltd.	6,300	1,290,903
Nichias Corp.	1,800	37,517
Sanwa Holdings Corp.	5,400	70,303
TOTO Ltd.	3,600	108,851
		1,701,844
Capital Markets — 1.0%
Daiwa Securities Group Inc.	38,700	199,421
GMO Financial Holdings Inc.	900	4,386
JAFCO Group Co. Ltd.	1,800	23,106
Japan Exchange Group Inc.	14,400	251,978
Monex Group Inc.	6,300	24,371
Nomura Holdings Inc.	97,200	370,577
		873,839
Chemicals — 4.3%
Aica Kogyo Co. Ltd.	1,800	39,589
Air Water Inc.	5,400	74,966
Asahi Kasei Corp.	33,300	225,477
Daicel Corp.	8,100	72,490
Denka Co. Ltd.	1,800	34,012
Kansai Paint Co. Ltd.	4,500	66,372
KH Neochem Co. Ltd.	900	14,697
Kuraray Co. Ltd.	8,100	78,860
Mitsubishi Chemical Group Corp.	36,000	216,527
Mitsubishi Gas Chemical Co. Inc.	3,600	52,442
Mitsui Chemicals Inc.	4,500	132,641
Nippon Paint Holdings Co. Ltd.	23,400	193,658
Nippon Sanso Holdings Corp.	5,400	117,320
Nissan Chemical Corp.	2,700	116,423
Nitto Denko Corp.	3,600	267,212
NOF Corp.	1,800	77,326
Shin-Etsu Chemical Co. Ltd.	44,100	1,473,731
Sumitomo Chemical Co. Ltd.	39,600	120,361
Teijin Ltd.	5,400	54,173
Tokai Carbon Co. Ltd.	4,500	41,422
Tokuyama Corp.	1,800	29,708
Toray Industries Inc.	36,000	200,715
Tosoh Corp.	7,200	85,163
UBE Corp.	2,700	46,419
Zeon Corp.	3,600	34,905
		3,866,609
Commercial Services & Supplies — 0.5%
Aeon Delight Co. Ltd.	900	19,216
Japan Elevator Service Holdings Co. Ltd.	1,800	23,682
Pilot Corp.	900	28,544
Secom Co. Ltd.	5,400	365,464
Sohgo Security Services Co. Ltd.	9,000	50,962
		487,868
Construction & Engineering — 1.2%
COMSYS Holdings Corp.	2,700	53,479
EXEO Group Inc.	2,700	54,233
Hazama Ando Corp.	4,500	33,658
INFRONEER Holdings Inc.	5,400	50,925
Kajima Corp.	11,700	176,654
Kandenko Co. Ltd.	2,700	21,703
Kumagai Gumi Co. Ltd.	900	19,262
Kyudenko Corp.	1,800	48,329
MIRAIT ONE corp.	2,700	33,987
Nishimatsu Construction Co. Ltd.	900	21,876

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Obayashi Corp.	18,900	$163,453
Penta-Ocean Construction Co. Ltd.	7,200	38,700
Shimizu Corp.	15,300	96,870
SHO-BOND Holdings Co. Ltd.	900	35,794
Taisei Corp.	4,500	157,222
Toda Corp.	6,300	35,408
		1,041,553
Construction Materials — 0.1%
Taiheiyo Cement Corp.	3,600	71,173
Consumer Finance — 0.2%
Acom Co. Ltd.	9,000	21,847
AEON Financial Service Co. Ltd.	2,700	24,119
Marui Group Co. Ltd.	4,500	78,648
Orient Corp.	1,200	9,416
		134,030
Containers & Packaging — 0.1%
FP Corp.	900	18,352
Rengo Co. Ltd.	4,500	27,729
		46,081
Distributors — 0.0%
PALTAC Corp.	900	29,923
Financial Services — 1.1%
Fuyo General Lease Co. Ltd.	900	69,172
GMO Payment Gateway Inc.	900	70,596
Mitsubishi HC Capital Inc.	20,700	122,904
Mizuho Leasing Co. Ltd.	900	29,403
ORIX Corp.	34,200	623,678
Tokyo Century Corp.	900	32,501
Zenkoku Hosho Co. Ltd.	1,800	62,589
		1,010,843
Diversified Telecommunication Services — 1.5%
Internet Initiative Japan Inc.	2,700	50,896
Nippon Telegraph & Telephone Corp.	1,035,000	1,224,722
Usen-Next Holdings Co. Ltd.	900	21,207
		1,296,825
Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	19,800	241,550
Hokkaido Electric Power Co. Inc.(a)	5,400	22,249
Kansai Electric Power Co. Inc. (The)	20,700	259,711
Kyushu Electric Power Co. Inc.(a)	12,600	80,572
		604,082
Electrical Equipment — 1.9%
Fuji Electric Co. Ltd.	3,600	158,490
Mitsubishi Electric Corp.	55,800	788,836
Nidec Corp.	13,500	743,923
		1,691,249
Electronic Equipment, Instruments & Components — 5.3%
Anritsu Corp.	8,100	69,182
Azbil Corp.	3,600	113,940
Daiwabo Holdings Co. Ltd.	2,700	52,284
Dexerials Corp.	1,800	39,542
Hamamatsu Photonics KK	4,500	220,920
Horiba Ltd.	900	51,763
Ibiden Co. Ltd.	2,700	153,623
Keyence Corp.	3,344	1,588,923
Kyocera Corp.	8,100	440,333
Murata Manufacturing Co. Ltd.	16,200	930,543
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Omron Corp.	5,400	$331,570
Shimadzu Corp.	6,300	194,724
Taiyo Yuden Co. Ltd.	2,700	77,291
TDK Corp.	8,100	315,939
Yokogawa Electric Corp.	6,300	116,620
		4,697,197
Entertainment — 2.4%
Capcom Co. Ltd.	5,400	214,058
GungHo Online Entertainment Inc.	1,890	37,217
Koei Tecmo Holdings Co. Ltd.	3,680	63,743
Konami Group Corp.	2,700	141,591
Nexon Co. Ltd.	13,500	258,885
Nintendo Co. Ltd.	26,100	1,189,855
Square Enix Holdings Co. Ltd.	2,700	125,625
Toho Co. Ltd./Tokyo	3,600	137,122
		2,168,096
Consumer Staples Distribution & Retail — 1.8%
Cosmos Pharmaceutical Corp.	400	40,558
Create SD Holdings Co. Ltd.	900	22,226
Kobe Bussan Co. Ltd.	4,500	116,798
Kusuri no Aoki Holdings Co. Ltd.	900	50,726
Lawson Inc.	1,800	79,812
MatsukiyoCocokara & Co.	3,600	202,216
Seven & i Holdings Co. Ltd.	19,800	855,402
Sugi Holdings Co. Ltd.	900	40,212
Sundrug Co. Ltd.	1,800	53,393
Tsuruha Holdings Inc.	900	67,030
Welcia Holdings Co. Ltd.	2,700	56,239
Yaoko Co. Ltd.	900	45,145
		1,629,757
Food Products — 1.9%
Ajinomoto Co. Inc.	12,600	501,944
Calbee Inc.	2,700	51,085
Kagome Co. Ltd.	2,700	59,022
Kewpie Corp.	2,700	44,142
Kikkoman Corp.	3,600	205,591
MEIJI Holdings Co. Ltd.	6,300	140,684
Morinaga & Co. Ltd./Japan	900	28,168
Morinaga Milk Industry Co. Ltd.	900	29,467
NH Foods Ltd.	1,800	48,732
Nichirei Corp.	2,700	57,738
Nippon Suisan Kaisha Ltd.	7,200	32,336
Nissin Foods Holdings Co. Ltd.	1,800	148,833
Prima Meat Packers Ltd.	900	13,571
Toyo Suisan Kaisha Ltd.	2,700	121,802
Yakult Honsha Co. Ltd.	3,600	227,686
		1,710,801
Gas Utilities — 0.5%
Nippon Gas Co. Ltd.	2,700	38,009
Osaka Gas Co. Ltd.	10,800	165,540
Tokyo Gas Co. Ltd.	10,800	235,630
		439,179
Health Care Equipment & Supplies — 3.2%
Asahi Intecc Co. Ltd.	6,300	124,034
Hoya Corp.	11,200	1,340,261
Nihon Kohden Corp.	2,700	72,180
Olympus Corp.	32,400	512,741
Sysmex Corp.	4,500	308,236

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Terumo Corp.	16,200	$515,965
		2,873,417
Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	5,400	80,778
BML Inc.	900	18,154
H.U. Group Holdings Inc.	1,800	34,421
Medipal Holdings Corp.	5,400	88,297
Ship Healthcare Holdings Inc.	1,800	29,778
		251,428
Health Care Technology — 0.3%
M3 Inc.	10,800	235,490
Hotels, Restaurants & Leisure — 0.3%
Food & Life Companies Ltd.	3,600	70,381
McDonald’s Holdings Co. Japan Ltd.	2,700	104,972
Zensho Holdings Co. Ltd.	2,700	120,039
		295,392
Household Durables — 3.4%
Casio Computer Co. Ltd.	3,600	29,670
ES-Con Japan Ltd.	900	5,157
Haseko Corp.	5,400	66,541
Iida Group Holdings Co. Ltd.	4,500	76,045
Open House Group Co. Ltd.	1,800	64,983
Panasonic Holdings Corp.	63,900	783,537
Pressance Corp.	900	12,677
Rinnai Corp.	2,700	58,901
Sekisui Chemical Co. Ltd.	10,800	156,030
Sekisui House Ltd.	16,200	327,233
Sharp Corp./Japan(a)	6,300	35,327
Sony Group Corp.	14,400	1,299,890
Sumitomo Forestry Co. Ltd.	3,600	87,442
		3,003,433
Household Products — 0.6%
Lion Corp.	6,300	58,737
Pigeon Corp.	3,600	49,698
Unicharm Corp.	11,700	435,063
		543,498
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	3,600	52,991
eRex Co. Ltd.	900	7,093
RENOVA Inc.(a)	1,800	20,355
West Holdings Corp.	900	15,683
		96,122
Industrial Conglomerates — 1.7%
Hikari Tsushin Inc.	900	129,179
Hitachi Ltd.	21,600	1,343,012
TOKAI Holdings Corp.	2,700	16,895
		1,489,086
Insurance — 3.0%
Dai-ichi Life Holdings Inc.	25,200	479,301
MS&AD Insurance Group Holdings Inc.	10,800	382,453
Sompo Holdings Inc.	9,000	403,823
T&D Holdings Inc.	14,400	211,188
Tokio Marine Holdings Inc.	52,200	1,203,396
		2,680,161
Interactive Media & Services — 0.3%
Infocom Corp.	900	14,228
Kakaku.com Inc.	4,500	64,823
Security	Shares	Value

Interactive Media & Services (continued)
Z Holdings Corp.	75,600	$182,203
		261,254
IT Services — 2.9%
BIPROGY Inc.	1,800	44,285
Change Holdings Inc.	1,800	28,620
Digital Garage Inc.	900	24,126
DTS Corp.	900	21,248
Fujitsu Ltd.	5,400	699,207
GMO internet group Inc.	1,800	34,573
Information Services International-Dentsu Ltd.	900	31,599
Itochu Techno-Solutions Corp.	2,700	68,418
NEC Corp.	7,500	363,844
NEC Networks & System Integration Corp.	1,800	24,883
NET One Systems Co. Ltd.	1,800	39,543
Nomura Research Institute Ltd.	10,864	300,144
NS Solutions Corp.	900	25,149
NSD Co. Ltd.	1,800	36,189
NTT Data Corp.	17,100	239,757
Obic Co. Ltd.	1,800	288,915
Otsuka Corp.	2,700	105,169
SCSK Corp.	4,500	70,817
TIS Inc.	6,300	157,849
		2,604,335
Leisure Products — 0.9%
Bandai Namco Holdings Inc.	14,400	333,465
Shimano Inc.	2,000	334,815
Yamaha Corp.	3,600	138,675
		806,955
Machinery — 6.3%
Amada Co. Ltd.	9,000	88,793
Daifuku Co. Ltd.	8,100	166,826
DMG Mori Co.Ltd.	3,600	62,586
Ebara Corp.	1,800	86,362
FANUC Corp.	26,300	923,278
Fuji Corp./Aichi	2,700	47,887
Hitachi Construction Machinery Co. Ltd.	1,800	50,611
Hoshizaki Corp.	3,600	129,250
IHI Corp.	3,600	97,641
Komatsu Ltd.	25,200	681,610
Kubota Corp.	28,800	421,600
Makita Corp.	6,300	178,077
MINEBEA MITSUMI Inc.	9,000	170,700
MISUMI Group Inc.	8,100	163,078
Mitsubishi Heavy Industries Ltd.	9,000	420,347
Miura Co. Ltd.	2,700	70,573
Nabtesco Corp.	3,600	79,566
NGK Insulators Ltd.	6,300	75,269
SMC Corp.	1,800	1,000,371
Sumitomo Heavy Industries Ltd.	3,600	86,225
Takeuchi Manufacturing Co. Ltd.	900	27,805
Toyota Industries Corp.	3,600	257,919
Yaskawa Electric Corp.	6,300	290,449
		5,576,823
Marine Transportation — 0.7%
Kawasaki Kisen Kaisha Ltd.	4,500	110,340
Mitsui OSK Lines Ltd.	9,000	216,532
Nippon Yusen KK	14,400	319,805
		646,677

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.2%
CyberAgent Inc.	12,600	$92,109
Hakuhodo DY Holdings Inc.	7,200	76,002
ValueCommerce Co. Ltd.	900	8,468
		176,579
Metals & Mining — 1.2%
Asahi Holdings Inc.	1,800	24,321
Dowa Holdings Co. Ltd.	1,200	38,104
JFE Holdings Inc.	14,400	205,870
Mitsui Mining & Smelting Co. Ltd.	1,800	41,558
Nippon Steel Corp.	24,300	508,582
Sumitomo Metal Mining Co. Ltd.	6,300	203,378
Tokyo Steel Manufacturing Co. Ltd.	1,800	17,035
		1,038,848
Broadline Retail — 0.4%
Izumi Co. Ltd.	900	21,463
Pan Pacific International Holdings Corp.	11,700	209,544
Ryohin Keikaku Co. Ltd.	6,300	62,457
Seria Co. Ltd.	1,800	28,756
		322,220
Oil, Gas & Consumable Fuels — 0.9%
Cosmo Energy Holdings Co. Ltd.	1,800	49,195
ENEOS Holdings Inc.	90,900	312,443
Idemitsu Kosan Co. Ltd.	6,300	126,410
Inpex Corp.	27,900	306,522
Iwatani Corp.	900	47,674
		842,244
Paper & Forest Products — 0.1%
Daio Paper Corp.	2,700	21,264
Oji Holdings Corp.	22,500	84,129
		105,393
Personal Care Products — 1.5%
Fancl Corp.	2,700	45,084
Kao Corp.	12,600	457,253
Kobayashi Pharmaceutical Co. Ltd.	1,800	97,873
Kose Corp.	900	86,516
Rohto Pharmaceutical Co. Ltd.	5,400	121,732
Shiseido Co. Ltd.	10,800	489,561
		1,298,019
Pharmaceuticals — 6.4%
Astellas Pharma Inc.	50,440	751,177
Chugai Pharmaceutical Co. Ltd.	17,100	486,991
Daiichi Sankyo Co. Ltd.	46,809	1,487,321
Eisai Co. Ltd.	6,300	426,977
JCR Pharmaceuticals Co. Ltd.	1,800	15,955
Kaken Pharmaceutical Co. Ltd.	900	22,552
Kyowa Kirin Co. Ltd.	6,300	116,772
Nippon Shinyaku Co. Ltd.	900	36,822
Ono Pharmaceutical Co. Ltd.	9,900	178,630
Otsuka Holdings Co. Ltd.	12,600	462,189
Santen Pharmaceutical Co. Ltd.	10,800	91,986
Shionogi & Co. Ltd.	7,200	303,692
Sumitomo Pharma Co., Ltd.	3,600	16,003
Takeda Pharmaceutical Co. Ltd.	41,400	1,300,893
Towa Pharmaceutical Co. Ltd.	900	11,088
		5,709,048
Professional Services — 2.0%
BayCurrent Consulting Inc.	4,500	169,209
Bell System24 Holdings Inc.	900	8,518
Security	Shares	Value

Professional Services (continued)
Benefit One Inc.	2,700	$27,731
Dip Corp.	900	22,481
en Japan Inc.	900	15,566
Fullcast Holdings Co. Ltd.	900	13,727
Meitec Corp.	1,800	31,059
Persol Holdings Co. Ltd.	6,300	114,016
Recruit Holdings Co. Ltd.	38,700	1,235,123
SMS Co. Ltd.	1,800	36,200
TechnoPro Holdings Inc.	3,600	78,315
Transcosmos Inc.	900	22,395
UT Group Co. Ltd.(a)	900	19,029
		1,793,369
Real Estate Management & Development — 2.4%
Aeon Mall Co. Ltd.	2,700	34,943
Daito Trust Construction Co. Ltd.	1,800	182,350
Daiwa House Industry Co. Ltd.	14,400	380,476
Hulic Co. Ltd.	11,700	100,251
Katitas Co. Ltd.	1,800	31,164
Mitsubishi Estate Co. Ltd.	32,400	384,922
Mitsui Fudosan Co. Ltd.	22,500	448,456
Nomura Real Estate Holdings Inc.	3,600	85,589
Relo Group Inc.	2,700	36,868
Starts Corp. Inc.	900	18,465
Sumitomo Realty & Development Co. Ltd.	9,900	245,331
Tokyo Tatemono Co. Ltd.	5,400	69,539
Tokyu Fudosan Holdings Corp.	15,300	87,696
		2,106,050
Ground Transportation — 0.6%
Central Japan Railway Co.	4,000	501,165
Semiconductors & Semiconductor Equipment — 4.6%
Advantest Corp.	4,500	606,078
Disco Corp.	2,700	428,074
Ferrotec Holdings Corp.	1,800	45,826
Japan Material Co. Ltd.	1,800	30,086
Lasertec Corp.	2,300	347,568
Optorun Co. Ltd.	900	15,239
Renesas Electronics Corp.(a)	35,100	662,418
SCREEN Holdings Co. Ltd.	900	102,509
Shinko Electric Industries Co. Ltd.	1,800	74,015
SUMCO Corp.	10,800	153,222
Tokyo Electron Ltd.	10,200	1,469,090
Tokyo Seimitsu Co. Ltd.	900	49,835
Ulvac Inc.	1,800	76,769
		4,060,729
Software — 0.3%
Justsystems Corp.	900	25,240
Oracle Corp. Japan	900	66,936
Rakus Co. Ltd.	2,700	46,029
Systena Corp.	9,000	18,356
Trend Micro Inc./Japan	2,700	130,697
		287,258
Specialty Retail — 1.4%
ABC-Mart Inc.	900	48,909
Fast Retailing Co. Ltd.	2,700	692,482
Kohnan Shoji Co. Ltd.	900	21,913
K’s Holdings Corp.	3,600	31,367
Nextage Co.Ltd.	900	17,489
Nitori Holdings Co. Ltd.	2,100	235,818

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Nojima Corp.	1,800	$17,127
T-Gaia Corp.	900	10,832
USS Co. Ltd.	5,400	89,401
Workman Co. Ltd.	900	32,597
ZOZO Inc.	3,600	74,681
		1,272,616
Technology Hardware, Storage & Peripherals — 1.0%
Brother Industries Ltd.	7,200	105,383
Elecom Co. Ltd.	1,800	18,252
FUJIFILM Holdings Corp.	9,900	589,873
MCJ Co. Ltd.	1,800	12,546
Seiko Epson Corp.	7,200	112,408
Wacom Co. Ltd.(b)	4,500	18,497
		856,959
Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	900	76,628
Tobacco — 0.8%
Japan Tobacco Inc.	34,200	749,185
Trading Companies & Distributors — 7.4%
Hanwa Co. Ltd.	900	28,425
ITOCHU Corp.	35,100	1,394,226
Kanematsu Corp.	1,800	25,154
Marubeni Corp.	44,100	751,641
Mitsubishi Corp.	35,100	1,696,976
Mitsui & Co. Ltd.	39,600	1,498,774
MonotaRO Co. Ltd.	8,100	103,441
Sojitz Corp.	5,420	119,946
Sumitomo Corp.	35,100	744,645
Toyota Tsusho Corp.	4,500	224,892
		6,588,120
Security	Shares	Value

Wireless Telecommunication Services — 3.4%
KDDI Corp.	35,100	$1,083,997
SoftBank Corp.	85,500	913,593
SoftBank Group Corp.	22,500	1,061,091
		3,058,681
Total Long-Term Investments — 99.6%
(Cost: $81,459,038)		88,631,044

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	14,406	14,409
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	40,000	40,000

Total Short-Term Securities — 0.0%
(Cost: $54,411)		54,409

Total Investments — 99.6%
(Cost: $81,513,449)		88,685,453

Other Assets Less Liabilities — 0.4%		335,189

Net Assets — 100.0%		$89,020,642

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$14,422	(a)	$—	$(11)	$(2)	$14,409	14,406	$176	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	20,000	(a)	—	—	—	40,000	40,000	605		—
					$(11)	$(2)	$54,409		$781		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	23	09/07/23	$367	$11,298

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$104,972	$88,526,072	$—	$88,631,044
Short-Term Securities
Money Market Funds	54,409	—	—	54,409
	$159,381	$88,526,072	$—	$88,685,453
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$11,298	$—	$11,298

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.